Sharebased compensation - Binomial option pricing model assumptions (Details) - Share options ¥ in Millions	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2020 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Exercise price (US$)	$ 0.00002	$ 0.00002	$ 0.00002
Expected volatility minimum	51.60%	50.80%	50.60%
Expected volatility maximum	52.10%	52.60%	51.50%
Excepted term (in years)	10 years	10 years	10 years
Expected dividend yield	0.00%	0.00%	0.00%
Risk-free interest rate minimum	1.10%	2.30%	3.40%
Risk-free interest rate maximum	1.60%	3.50%	3.70%
Unrecognized compensation expense | ¥				¥ 3,273.3
Recognized weighted-average period	3 years 3 months 18 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Fair value of ordinary shares (US$)	$ 20.67	$ 3.77	$ 3.03
Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Fair value of ordinary shares (US$)	$ 3.77	$ 3.04	$ 2.73